REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE	REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE
Redeemable Preferred Shares
Prior to the Merger, the outstanding MAI preferred stock was redeemable at the option of the holder, but not mandatorily redeemable, therefore it was classified as mezzanine equity and was recognized at the fair value as of the date of issuance (the proceeds on the date of issuance).
The following table presents changes in preferred shares outstanding for the years ended December 31, 2020 and 2019:

	Preferred Shares
	Shares	Amount
Balance at December 31, 2018	7,479,862	$68,533
Issued	3,020,578	24,951
Balance at December 31, 2019	10,500,440	93,484
Issued	102,777	788
Converted to common shares in Merger	(10,603,217)	(94,272)
Balance at December 31, 2020	—	$—
MAI had 10,000,000 authorized preferred shares, with a normal or par value of $0.001 per share. Pursuant to the terms of the Series E financing agreement, if a shareholder elected to participate in the financing, they were granted a number of conversion shares that were exchanged into the number of shares of such series of preferred stock equal to the number of shares held by such shareholder immediately prior to the common share conversion. Additionally, Series C, Series D and Series E preferred shares were subject to a full-ratchet anti-dilution adjustment until the earlier of the three-year anniversary of the initial Series E issuance date or the first equity financing at a price greater than the Series E original purchase price, with aggregate gross proceeds of greater than $10.0 million. The final closing of the first tranche of the Series E financing round occurred in June 2018, with additional tranches occurring in March, July and December 2019.
The following table presents the amount of preferred shares outstanding by series:

	December 31,
	2020	2019
Preferred shares outstanding:
Series A	—	1,175,544
Series B	—	2,222,886
Series C	—	1,634,249
Series D	—	502,630
Series E	—	4,965,131
Total preferred shares outstanding	—	10,500,440
On November 17, 2020, all shares of preferred stock were converted to common shares as follows:

	Shares Before Conversion	Conversion Ratio	Common Shares Issued
Series A preferred stock	1,175,544	1.0000000000	1,175,544
Series B preferred stock	2,222,886	1.0000000000	2,222,886
Series C preferred stock	1,634,249	1.5405636364	2,517,665
Series D preferred stock	502,630	1.6175909091	813,050
Series E preferred stock	5,067,908	1.0000000000	5,067,910
Total	10,603,217		11,797,055
Voting
The holders of the Preferred Stock were entitled to vote, together with the holders of common stock, on certain matters, exclusive of certain protective provisions under the Amended and Restated Certificate of Incorporation, or the Protective Provisions, submitted to stockholders for a vote. Each preferred stockholder was entitled to the number of votes equal to the number of shares of common stock into which each preferred share is convertible at the time of such vote.
The holders of the Preferred Stock voted, as a single class on an as converted to common stock basis, separately from the holders of common stock and subject to a 60% affirmative vote, on certain Protective Provisions, including but not limited to: entering into any liquidation event, merger, consolidation or form of reorganization; modifying the rights and privileges of the Preferred Stock so as to adversely affect the Preferred Stock; declaring or paying any dividend; redeeming, repurchasing or otherwise acquiring shares of common stock; amending the Certificate of Incorporation or By-Laws of the Company; increasing the number of authorized shares of Preferred Stock or common stock; and revising the number of members of the of Board of Directors.
Dividends
The holders of Preferred Stock were entitled to receive dividends, when and if declared by the Board of Directors and out of funds legally available. If a dividend was paid on the common shares, preferred shareholders would have been paid the same per-share dividend amount on an as-if-converted to common basis. Through November 18, 2020 MAI had not declared or paid any dividends.
The annual dividend rate by series is as follows:

Series A	$0.410000	CAD
Series B	$0.567800	CAD
Series C	$1.355696	CAD
Series D	$1.423480	CAD
Series E	$0.880000	CAD
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company, the holders of the Preferred Stock, would have received a certain amount per share plus all declared but unpaid dividends, payable in preference and priority to any payments made to the holders of the common stock. The Holders of preferred shares would have been paid in accordance with the following liquidation preference with each series having the right to be paid before the others. Series E, Series D, Series C, Series B, Series A.
The amount received per share is as follows:

Series A	$5.1252	CAD
Series B	$7.0970	CAD
Series C	$16.9462	CAD
Series D	$17.7935	CAD
Series E	$11.0000	CAD
If preferred shareholders would have received a greater payment had their shares been converted to common shares prior to the liquidation, they would instead receive that greater amount. All remaining assets would have been paid to holders of common shares pro rata based on the number of shares held.
Conversion
Each share of Preferred Stock was convertible at the option of the holders at any time after the date of issuance into a number of shares of common stock as determined by dividing the conversion rate for that series of preferred shares by the conversion price in effect at the time of conversion, adjustable for certain dilutive events. All preferred shares would have automatically converted into common shares (i) on the closing of an IPO that generates at least $30.0 million CAD (net of underwriting discount and commissions) in proceeds to MAI; or (ii) on the election to do so by holders of at least two-thirds of the then outstanding preferred shares, voting on an as-if-converted to common basis. Common stock issued upon conversion are new shares.
Conversion rates are as follows:

Series A	$5.1252	CAD
Series B	$7.0970	CAD
Series C	$11.0000	CAD
Series D	$11.0000	CAD
Series E	$11.0000	CAD
Redemption
On or after December 19, 2025, on the request of holders of at least 60% of the then outstanding preferred shares, on an as-converted basis, MAI would have redeemed all preferred shares at the original issue price per share plus all accrued and declared but unpaid dividends. Payment would have been in three equal annual installments. The redemption would have been effected in accordance with the liquidation preferences.
Common shares
MAI has 100,000,000 authorized common shares, with a nominal or par value of $0.001 per share. In connection with the initial closing of the Series E preferred share financing that occurred on December 20, 2017, each series of MAI’s outstanding preferred shares were converted into common shares. MedAvail then effected a 7 to 1 reverse stock split on the common shares.
In connection with the Merger transaction described in Note 1, each series of MAI’s outstanding preferred shares were converted into MedAvail common shares as described above. MedAvail then effected a 1.26 to 1 stock split on the common shares.
All references in the consolidated financial statements to the number of shares outstanding and stock option data of MedAvail’s common stock have been restated to reflect the effect of the stock splits for all periods presented.
Liquidation Rights
In the event of any liquidation or dissolution of the Company, the holders of common stock are entitled to the remaining assets of the Company legally available for distribution after the payment of the full liquidation preference for all series of outstanding redeemable convertible preferred stock.
Dividend and Voting Rights
The holders of common stock are entitled to receive dividends if and when declared by the Board of Directors of the Company, but not until all dividends on redeemable convertible preferred stock have been either (i) paid or (ii) declared and the Company has set aside funds to pay those dividends declared. Holders of common stock have the right to one vote per share.
Share-based compensation
Update for Merger
Pursuant to the Merger Agreement, effective as of the Effective Time of the Merger, the Company assumed the 2018 MedAvail Equity Incentive Plan, or the 2018 Plan, and the 2012 MedAvail Stock Option Plan, or the 2012 Plan, assuming all of MedAvail’s rights and obligations with respect to the options issued thereunder. Immediately thereafter, the Company terminated the 2018 Plan. The 2012 Plan was previously modified on the date the 2018 Plan was adopted to no longer permit granting of options under the 2012 Plan. Pursuant to the Merger Agreement, at the Effective Time of the Merger, the Company adopted the 2020 Equity Incentive Plan, or the 2020 Plan, and the 2020 Employee Stock Purchase Plan, or the 2020 ESPP. The 2018 Plan was closed to granting of options upon adoption of the 2020 Plan.
2020 Plan
The 2020 Plan provides for the grant of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, or the Code, to the Company’s employees and any parent and subsidiary corporations’ employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to employees, directors and consultants of the Company and the company group. The number of shares of Company Common Stock that are reserved for issuance pursuant to awards under the 2020 Plan is 5,000,000 shares (post-Reverse Stock Split). The 2020 Plan also includes an evergreen provision that provides for an automatic annual increase to the number of shares of common stock available for issuance under the 2020 Plan on the first day of each fiscal year, equal to the least of: (i) 5,000,000 shares; (ii) 5% of the total number of shares of all classes of common stock of the Company as of the last day of our immediately preceding fiscal year; or (iii) such lesser amount determined by the administrator. The 2020 Plan will terminate on the tenth anniversary of its effective date. No award may be made under the 2020 Plan after its expiration date.
2020 ESPP
The 2020 ESPP provides eligible employees with an opportunity to purchase shares of the Company’s Common Stock through accumulated contributions, which generally will be made through payroll deductions. The 2020 ESPP permits the administrator of the 2020 ESPP to grant purchase rights that qualify for preferential tax treatment under Section 423 of the Code. The maximum number of shares of our common stock that will be available for issuance under the 2020 ESPP will be 700,000 shares (post-Reverse Stock Split). The number of shares of common stock available for issuance under the 2020 ESPP Plan will be increased on the first day of each fiscal year beginning with the 2021 fiscal year equal to the least of (i) 1,000,000 shares of common stock; (ii) one percent 1% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year; or (iii) an amount determined by the administrator. The shares may be authorized, but unissued, or reacquired common stock. The 2020 ESPP will terminate in 2040, unless terminated sooner.
2018 Plan
In September 2018, MedAvail adopted the 2018 MedAvail Equity Incentive Plan, or the 2018 Plan, which provides for the granting of stock options to service providers of MedAvail, Inc. As part of the adoption of the 2018 Plan, MedAvail provided the option for all eligible service providers to exchange their options held under the 2012 MedAvail Stock Option Plan, or the 2012 Plan, as of the exchange date for new options under the 2018 Plan, at an exchange ratio of 1:5. All vesting schedules were maintained on exchange.
A total of 53 eligible service providers participated in the exchange, which resulted in the exchange of 239,181 options under the 2012 Plan for 1,269,180 options under the 2018 Plan. The exchange resulted in $1.0 million of one-time incremental compensation cost for 2018.
2012 Plan
The 2012 MedAvail Stock Option Plan was modified on the date the 2018 Plan was adopted to no longer permit granting of options under the plan. As at December 31, 2020, there are 8,274 options that remained outstanding under this plan. Options granted under the 2012 Plan that were not exchanged to options under the 2018 Plan will remain subject to the terms of the 2012 Plan.
The maximum number of shares of MedAvail to be granted under the 2018 plan is 1,972,530. In accordance with the plan, the exercise price of each option is based on the fair value of MedAvail’s common shares on the date of the grant. An option’s term is determined at the discretion of the Board of Directors, not to exceed ten years. Unless otherwise stated, the consolidated financial statements reflect 1/48 of the option vesting each month over a four-year vesting period.
During 2019, MedAvail granted 429,538 new options to service providers of MedAvail at an exercise price of CA$2.15. The estimated fair value of the options was determined by the Black-Scholes valuation model.
During 2020, MedAvail granted 442,830 new options to service providers of MedAvail at an exercise price of CA$2.15. The estimated fair value of the options was determined by the Black-Scholes valuation model.
The key input assumptions that were utilized in the valuation of the stock options granted in the periods presented are as follows:

	December 31, 2020
	Low	Weighted Average	High	Total
Awards Granted				442,830
Weighted Average Fair Value of Awards		$0.72 USD
Unvested Forfeiture Rate	6.00%	6.00%	6.00%
Grant Price	$1.34 USD	$1.34 USD	$1.34 USD
Market Price	$1.34 USD	$1.34 USD	$1.34 USD
Volatility	60%	60%	60%
Risk Free Rate	0.43%	0.43%	0.44%
Dividend Yield	—%	—%	—%
Expected Life	5.87	5.92	6.02

	December 31, 2019
	Low	Weighted Average	High	Total
Awards Granted				429,538
Weighted Average Fair Value of Awards		$0.61 USD
Unvested Forfeiture Rate	6.00%	6.00%	6.00%
Grant Price	$1.31 USD	$1.31 USD	$1.31 USD
Market Price	$1.31 USD	$1.31 USD	$1.31 USD
Volatility	60%	60%	60%
Risk Free Rate	1.50%	1.50%	1.50%
Dividend Yield	—%	—%	—%
Expected Life	4	4	4
The following table present MedAvail's outstanding awards activity during the year ended December 31, 2020.

	Number of Awards	Weighted Average Exercise Price		Weighted Average Share Price on Date of Exercise		Weighted Average Fair Value		Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, beginning of period	2,391,401	$1.59	USD			$0.76	USD		$—	USD
Granted	442,830	$1.34	USD			$0.72	USD		$4,959,936	USD
Exercised/Released	(160,090)	$1.84	USD	$11.09	USD	$0.98	USD		$1,481,566	USD
Cancelled/Forfeited	(235,121)	$1.63	USD			$0.76	USD		$2,886,236	USD
Outstanding, end of period	2,439,020	$1.56	USD			$0.76	USD	8.2	$32,894,214	USD
Vested and exercisable, end of the period	1,745,376	$1.63	USD			$0.78	USD	7.9	$23,427,716	USD
Vested and unvested exercisable, end of the period	1,745,376	$1.63	USD			$0.78	USD	7.9	$23,427,716	USD
Vested and expected to vest, end of the period	2,386,417	$1.57	USD			$0.76	USD	8.2	$32,174,927	USD
The following table present MedAvail's unvested awards activity during the year ended December 31, 2020.

	Number of Awards	Weighted Average Exercise Price		Weighted Average Grant Date Fair Value		Weighted Average Remaining Amortization Period (Years)
Unvested outstanding, beginning of period	712,559	$1.44	USD	$0.68	USD
Granted	442,830	$1.34	USD	$0.72	USD
Cancelled/Forfeited	(18,481)	$1.54	USD	$0.76	USD
Vested, outstanding shares	(443,264)	$1.44	USD	$0.72	USD
Unvested outstanding, end of period	693,644	$1.40	USD	$0.69	USD	2.5
The following table present MedAvail's outstanding awards activity during the year ended December 31, 2019.

	Number of Awards	Weighted Average Exercise Price		Weighted Average Share Price on Date of Exercise		Weighted Average Fair Value		Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, beginning of period	2,081,545	$1.66	USD			$0.79	USD		$—	USD
Granted	429,538	$1.31	USD			$0.61	USD		$—	USD
Exercised/Released	(22,322)	$1.60	USD	$1.60	USD	$0.83	USD		$—	USD
Cancelled/Forfeited	(97,360)	$1.70	USD			$0.83	USD		$—	USD
Outstanding, end of period	2,391,401	$1.59	USD			$0.76	USD	8.8	$—	USD
Vested and exercisable, end of the period	1,678,842	$1.66	USD			$0.80	USD	8.6	$—	USD
Vested and unvested exercisable, end of the period	1,678,842	$1.66	USD			$0.80	USD	8.6	$—	USD
Vested and expected to vest, end of the period	2,327,518	$1.60	USD			$0.76	USD	8.8	$—	USD
The following table presents MedAvail's unvested awards activity during the year ended December 31, 2019.

	Number of Awards	Weighted Average Exercise Price		Weighted Average Grant Date Fair Value		Weighted Average Remaining Amortization Period (Years)
Unvested Outstanding, beginning of period	574,851	$1.61	USD	$0.77	USD
Granted	429,538	$1.31	USD	$0.61	USD
Cancelled/Forfeited	(40,844)	$1.69	USD	$0.82	USD
Vested, outstanding shares	(250,986)	$1.57	USD	$0.76	USD
Unvested Outstanding, end of period	712,559	$1.44	USD	$0.68	USD	2.9
The following table presents MedAvail's expense related to share-based compensation:

	Year Ended December 31,
	2020	2019
Share-based compensation	$380	$354
Expense remaining to be recognized for unvested awards as of December 31, 2020 was $0.4 million, which will be recognized on a weighted average basis over the next 3 years. The aggregate fair value of options vested during 2020 and 2019 was $0.3 million and $0.2 million, respectively. MedAvail has not recognized an income tax benefit in its income tax provision due to the full reserve against net operating losses and tax assets, see Note 14 for additional details.
Warrants
Warrants issued were as follows, including 523,483 warrants issued to the Company’s related parties (investors) with consistent terms:

Year Ended December 31, 2020
Issue Date	Reason for issuance	Amount	Term (years)	Exercise Price (USD)
2/11/2020	Equity offering	27,427	10	$1.57
2/11/2020	Payment for services	309,698	10	$0.01
2/19/2020	Payment for services	6,855	10	$1.57
5/26/2020	Issuance of promissory note	115,374	0.5	$1.57
6/4/2020	Payment for services	16,119	10	$1.57
6/9/2020	Issuance of promissory note	1,676	0.5	$1.57
6/10/2020	Issuance of promissory note	761	0.5	$1.57
6/17/2020	Issuance of promissory note	319	0.5	$1.57
6/29/2020	Payment for services	84,911	10	$0.01
7/2/2020	Bridge financing	2,285	10	$1.57
8/14/2020	Bridge financing	1,524	10	$1.57
8/21/2020	Bridge financing	2,285	10	$1.57
10/2/2020	Bridge financing	6,857	10	$1.57
10/6/2020	Bridge financing	61,331	10	$1.57
10/7/2020	Bridge financing	381	10	$1.57
11/12/2020	Option cancellation	201,648	8	$1.57
11/18/2020	Payment for services	58,518	5	$0.01
At the end of the year, MedAvail had outstanding the following warrants:

	December 31, 2020			December 31, 2019
	Warrants	Exercise price	Term (years)	Warrants	Exercise price	Term (years)
Common	571,355	$0.01		118,228	$0.01
Common	288,352	$6.93		288,352	$6.93
Common	260,250	$1.66		260,250	$1.66
Common	557,598	$1.57		120,380	$1.57
Total	1,677,555	$1.97	7.8	787,210	$3.33	9.2
Additionally, MedAvail had agreements with a service provider that would require MedAvail to issue additional warrants if that service provider met its obligations and performance milestones under that agreement. MedAvail recorded no liability as of December 31, 2020 and $0.4 million as of December 31, 2019, for the expense related to the expected issuance of the warrants in the future, and adjusted for the changes in fair value of the potential warrants at each reporting period.